FEDERATED INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 25, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INCOME SECURITIES TRUST
Federated Floating Rate Strategic Income Fund (the “Fund”)
Class A Shares

1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated February 23, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 97 on February 23, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary